Remuneration and other benefits paid to Banco Santander’s directors and senior managers (Tables)	6 Months Ended
Jun. 30, 2024
Remuneration And Other Benefits [Abstract]
Schedule of total remuneration paid
Following is a summary of the most significant data on the remunerations and benefits for the six-month periods ended 30 June 2024 and 2023:
Remuneration of members of the board of directors (1)

	EUR thousand
	30-06-2024	30-06-2023
Members of the board of directors: (2)
Remuneration concept
Fixed salary remuneration of executive directors	3,292	3,136
Variable salary remuneration of executive directors	—	—
Directors' fees	597	628
Bylaw-stipulated emoluments (annual emolument)	1,754	2,113
Other	2,173	2,083
Sub-total	7,816	7,960
Transactions with shares and/or other financial instruments	—	—
	7,816	7,960
1.The Notes to the consolidated annual accounts for 2024 will contain detailed and complete information on the remuneration paid to all the directors, including executive directors.
2.From 1 October 2023, the Lead Independent Director, non-executive Vice Chair and Chair of remuneration committee is Mr. Glenn Hutchins, succeeding Mr. Carnegie-Brown. From 27 June 2024, Mr. Carlos Barrabés, in replacement of Mr. Ramiro Mato, and Mr. Antonio Francesco Weiss joined the board.
Mr. Bruce Carnegie-Brown stepped down as member of the board on 23 March 2024. Mr. Ramiro Mato stepped down as member of the board on 27 June 2024.
The table below includes the corresponding amounts related to remunerations of senior management at 30 June 2024 and 2023, excluding the executive directors:

	EUR thousand
	30-06-2024	30-06-2023
Senior management (1)
Total remuneration of senior management (2)	13,423	12,761
1.Remunerations received during the first six months by members of the senior management who ceased in their functions by 30 June 2024, amounted to EUR 2,594 thousand (EUR 511 thousand by 30 June 2023).
2.The number of members of Banco Santander's senior management, excluding executive directors, is 13 as at 30 June 2024 (14 persons at 30 June 2023)

Schedule of other benefits of members of the board of directors

	EUR thousand
	30-06-2024	30-06-2023
Members of the board of directors
Other benefits
Advances	—	—
Loans granted	99	144
Pension funds and plans: Endowments and/or contributions (1)	1,197	1,055
Pension funds and plans: Accumulated rights (2)	73,481	66,792
Life insurance premiums	720	563
Guarantees provided for directors	—	—
1. These correspond to the endowments and/or contributions made during the first six months of 2024 and 2023 in respect of retirement pensions, widowhood, orphanhood and permanent disability.
2. Corresponds to the rights accrued by the directors in matters of pensions. Additionally, former members of the board had at 30 June 2024 and 30 June 2023 rights accrued for this concept for EUR 44,456 thousand and EUR 46,275 thousand, respectively.

Schedule of funds and pension plans of senior management

	EUR thousand
	30-06-2024	30-06-2023
Senior management (1)
Pension funds: Endowments and / or contributions (2)	2,376	2,550
Pension funds: Accumulated rights (3)	59,672	55,451
1.Contributions made during the first six months to members of the senior management who ceased in their functions by 30 June 2024, amounted to EUR 168 thousand (EUR 108 thousand by 30 June 2023).
2.Corresponds to the allocations and/or contributions made during the first six months of 2024 and 2023 as retirement pensions.
3.Corresponds to the rights accrued by members of senior management in the area of pensions. In addition, former members of senior management had at 30 June 2024 and 30 June 2023 rights accumulated for this same concept for EUR 83,485 thousand and EUR 90,401 thousand, respectively.